Leases - Summary of Reconciliation of Changes in Right of Use Assets and Lease Liabilities (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Right-of-use asset
Balance Beginning	$ 5,183	$ 5,076
New lease agreements	942	384
Lease agreements from acquired subsidiaries	0	722
Remeasurement	99	494
Hyperinflation adjustment	5	1
Depreciation	(1,347)	(1,069)	$ (911)
Write off	(352)	(110)
Exchange differences	288	(315)
Balance Ending	4,818	5,183	5,076
Lease liabilities
Balance Beginning	5,991	6,153
New lease agreements	942	384
Lease agreements from acquired subsidiaries	0	446
Remeasurement	41	494
Interest added	671	696	775
Principal elements of lease payments	(1,263)	(913)
Interest payment	(670)	(680)
Write off	(423)	(111)
Exchange differences	346	(478)
Balance Ending	$ 5,635	$ 5,991	$ 6,153